intangible assets and goodwill - Key assumptions (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units
Goodwill impairment		$ 500
Significant unobservable inputs (Level 3)
Disclosure of information for cash-generating units
Period over which management has projected cash flows		3 years
TELUS technology solutions | Significant unobservable inputs (Level 3)
Disclosure of information for cash-generating units
Discount rates applied to cash flow projections		6.20%	6.70%
Growth rates applied to cash flow projections		1.95%	1.99%
TELUS digital experience
Disclosure of information for cash-generating units
Discount rates applied to cash flow projections	10.10%
Growth rates applied to cash flow projections	2.50%
Estimated recoverable amount	$ 4,500
Goodwill impairment	$ 500
TELUS digital experience | Significant unobservable inputs (Level 3)
Disclosure of information for cash-generating units
Discount rates applied to cash flow projections		9.60%	9.80%
Growth rates applied to cash flow projections		2.50%	3.00%
TELUS Health | Significant unobservable inputs (Level 3)
Disclosure of information for cash-generating units
Discount rates applied to cash flow projections		8.00%
Growth rates applied to cash flow projections		2.50%